Schedule of Investments (unaudited)	iShares® Core Moderate Allocation ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 23.0%
iShares Core S&P 500 ETF(a)	836,091	$345,773,794
iShares Core S&P Mid-Cap ETF(a)	84,255	21,002,244
iShares Core S&P Small-Cap ETF(a)	90,844	9,031,710
		375,807,748
Domestic Fixed Income — 51.5%
iShares Core Total USD Bond Market ETF(a)	17,662,004	841,241,251

International Equity — 16.3%
iShares Core MSCI Emerging Markets ETF(a)	1,307,404	68,311,859
iShares Core MSCI International Developed Markets ETF(a)	3,339,999	198,162,141
		266,474,000
International Fixed Income — 9.1%
iShares Core International Aggregate Bond ETF(a)	2,913,965	148,408,237

Total Investment Companies — 99.9%
(Cost: $1,675,394,292)		1,631,931,236
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(b)	2,396,000	$2,396,000

Total Short-Term Investments — 0.2%
(Cost: $2,396,000)		2,396,000

Total Investments in Securities — 100.1%
(Cost: $1,677,790,292)		1,634,327,236

Other Assets, Less Liabilities — (0.1)%		(920,943)

Net Assets — 100.0%		$1,633,406,293

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares(a)	$—	$991	(b)	$—	$(991)	$—	$—	—	$1,074	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,776,000	620,000	(b)	—	—	—	2,396,000	2,396,000	1,654		—
iShares Core International Aggre- gate Bond ETF	153,049,515	36,620,288		(26,606,829)	225,426	(14,880,163)	148,408,237	2,913,965	1,813,508		85,527
iShares Core MSCI Emerging Markets ETF	73,662,595	18,923,571		(10,526,871)	2,006,705	(15,754,141)	68,311,859	1,307,404	1,727,200		—
iShares Core MSCI International Developed Markets ETF	220,609,290	46,361,765		(39,712,210)	4,158,112	(33,254,816)	198,162,141	3,339,999	3,970,307		—
iShares Core S&P 500 ETF	359,429,377	78,770,495		(70,837,785)	22,357,385	(43,945,678)	345,773,794	836,091	3,976,825		—
iShares Core S&P Mid-Cap ETF	22,610,059	4,855,583		(4,740,804)	1,226,560	(2,949,154)	21,002,244	84,255	244,495		—
iShares Core S&P Small-Cap ETF	10,293,984	2,187,022		(2,433,618)	484,261	(1,499,939)	9,031,710	90,844	135,225		—
iShares Core Total USD Bond Market ETF	866,759,864	212,661,621		(127,184,747)	1,636,635	(112,632,122)	841,241,251	17,662,004	11,749,243		—
					$32,094,093	$(224,916,013)	$1,634,327,236		$23,619,531		$85,527

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Core Moderate Allocation ETF
April 30, 2022

Fair Value Measurements (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,631,931,236	$—	$—	$1,631,931,236
Money Market Funds	2,396,000	—	—	2,396,000
	$1,634,327,236	$—	$—	$1,634,327,236

 2